Redeemable Preferred Stock and Redeemable Convertible Preferred Stock - Additional Information (Detail) In Millions, except Share data, unless otherwise specified				12 Months Ended												1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Mar. 31, 2008 USD ($)	Dec. 31, 2010 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5	Aug. 31, 2003 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5 USD ($)	Aug. 19, 2003 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5 KRW	Aug. 31, 2003 Korea Deposit Insurance Corporation KDIC RCPS Series 1 to 5	Aug. 19, 2003 Korea Deposit Insurance Corporation KDIC RCPS Series 1 to 5 KRW	Aug. 31, 2003 Strider RPS Series 6 to 8 USD ($)	Aug. 19, 2003 Strider RPS Series 6 to 8 KRW	Jan. 25, 2007 Publicly Issued RPS KRW	Jan. 31, 2007 Publicly Issued RPS Series 10	Jan. 25, 2007 Publicly Issued RPS Series 10 KRW	Jan. 31, 2007 Publicly Issued RCPS Series 11	Jan. 25, 2007 Publicly Issued RCPS Series 11 KRW	Jan. 31, 2007 RPS	Aug. 31, 2003 RPS	Dec. 31, 2010 RPS KRW	Jan. 31, 2007 RCPS	Jan. 25, 2007 RCPS KRW
Redeemable Convertible Preferred Stock issued in connection with acquisition, shares	14,721,000	14,721,000					44,720,603							14,721,000
Redeemable Preferred Stock issued in connection with acquisition, shares	28,990,000	28,990,000			46,583,961				6,000,000			28,990,000
Redeemable Preferred Stock issued in connection with acquisition, par value per share													5,000
Redeemable Convertible Preferred Stock issued in connection with acquisition, par value per share	5,000	5,000				5,000		5,000		5,000					5,000
Redeemable Convertible Preferred Stock issued in connection with acquisition, estimated fair value								714,780							850,962
Redeemable Preferred Stock issued in connection with acquisition, estimated fair value						710,258				900,000			2,899,000
Preferred Stock, redemption term																	The RPS was issued in five series (Series 1 to 5) to KDIC and in three series (Series 6 to 8) to Strider on August 19, 2003, redeemable over seven years after the issue date. If there is any RPS outstanding on the last day of the redemption period (RPS Final Redemption Date), the Group will be obligated to redeem all outstanding RPS to the extent that distributable profits are available for such purchase. In the event that the Group does not have sufficient distributable profits to redeem all outstanding RPS on the RPS Final Redemption Date, the RPS will remain outstanding until sufficient distributable profits are available.
Preferred Stock, redemption price per share					$ 18,086				$ 150,000		100,000
Redeemable Preferred Stock , Shares redeemed, shares																		9,383,459
Redeemable Preferred Stock , Shares redeemed, value																		182,794
Preferred Stock, stated dividend rate				4.04												(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread+100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.			(a) From the issue date until the 5th anniversary of the issue date: 3.25% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread + 100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.
Preferred Stock, stated dividend rate until the 5th anniversary																7.00%			3.25%
Redeemable Convertible Preferred Stock, redemption price per share			$ 42.77																	57,806.00